Trade Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Open debts	$ 978	$ 399
Accrued expenses	640	618
Trade Payables	$ 1,618	$ 1,017